Warrants - Summary of Fair Value of Warrant Units Estimated at Option Pricing Model (Detail)	Jun. 30, 2021 yr	Dec. 31, 2020 yr	Dec. 31, 2019 yr
Expected term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	3	3	3
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	49.0	52.0	60.0
Discount for lack of marketability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	35.0	45.0	45.0
Risk free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	0.3	0.2	1.6